Borrowings from Financial Institutions	12 Months Ended
Dec. 31, 2018
Borrowings from Financial Institutions
Borrowings from Financial Institutions

22.  Borrowings from Financial Institutions:

As of December 31, 2017 and 2018, borrowings from financial institutions are detailed as follows:

	2017	2018
	MCh$	MCh$
Domestic banks
Interbank loans	1,100	7,001
Current account overdrafts	—	374
Subtotal	1,100	7,375

Foreign banks
Foreign trade financing
Chilean export financing	1,064,435	1,354,943
Chilean import financing	23,064	31,523
Obligations for transactions between other countries	—	—
Borrowings and other obligations
Current account overdrafts	13,745	18,283
Borrowings obtained at long-term	92,683	104,635
Subtotal	1,193,927	1,509,384

Chilean Central Bank
Debt reprogramming credit lines	1	—
Subtotal	1	—
Total	1,195,028	1,516,759